Annual Total Returns- Vanguard Municipal Cash Management Fund (Investor) [BarChart] - Investor - Vanguard Municipal Cash Management Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.15%	0.15%	0.10%	0.05%	0.03%	0.40%	0.82%	1.43%	1.47%	0.55%